Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Summary of Cash and Cash Equivalents	Cash and cash equivalents breakdown is presented below:

	2021	2020
Own Balances	227,913	43,684
Merchant Clients Funds	108,284	68,049
	336,197	111,733